Filed with the Securities and Exchange Commission on November 4, 2011
1933 Act Registration File No. 333-33302
1940 Act File No. 811-09871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of all communications to:
Andrew H. Shaw, Esq.
Sidley Austin LLP
One South Dearborn
Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 4th day of November, 2011.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen

James P. Cullen
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 4, 2011 by the following persons in the capacities indicated.

	Signature	Title

	/s/ James P. Cullen James P. Cullen	Trustee and President

	/s/ Stephen G. Fredericks* Stephen G. Fredericks	Independent Trustee

	/s/ Robert J. Garry* Robert J. Garry	Independent Trustee

	/s/ Daniel J. Campbell Daniel J. Campbell	Independent Trustee

	/s/ Jeffrey T. Battaglia* Jeffrey T. Battaglia	Treasurer and Principal Accounting Officer

*By	/s/ James P. Cullen
James P. Cullen Attorney in Fact

INDEX TO EXHIBITS
(CULLEN FUNDS TRUST N-1A)

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase